EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

13.                     EMPLOYEE BENEFIT PLANS

401(k) plan

The Bank provides a savings and retirement plan for employees, which qualifies under Section 401(k) of the Internal Revenue Code.  All employees who have attained age 21 and have completed one year of employment during which they worked at least 1,000 hours are eligible to participate.  The plan provides for voluntary contributions by participating employees ranging from 1% to 75% of their compensation, subject to certain limitations.  In addition, the Bank will make a matching contribution, equal to 50% of the employee’s contribution.  The Bank’s matching contribution will not exceed 3% of an employee’s salary.  In addition, the Bank may make a discretionary contribution not to exceed 3% of an employee’s salary.  For the years ended December 31, 2012 and 2011, expense attributable to the plan amounted to $146,000 and $110,000, respectively.

Incentive plan

The Bank has an Incentive Plan whereby all employees are eligible to receive a payment if the Bank meets or exceeds certain base standards of performance for its fiscal year.  The structure of the Incentive Plan is to be reviewed on an annual basis by the Board of Directors.  Incentive compensation expense for the years ended December 31, 2012 and 2011 amounted to $182,000 and $68,000, respectively.

Executive supplemental retirement agreements

The Bank has entered into supplemental retirement agreements with certain executive officers, which provide for the payment of specified benefits upon retirement or early termination, as defined in the agreements. For the years ended December 31, 2012 and 2011, total expense applicable to these agreements amounted to $97,000 and $111,000, respectively.

Employee Stock Ownership Plan

The Bank established an ESOP for the benefit of each employee who has reached the age of 21 and has completed at least one year of employment with the Bank.  Benefits may be paid in shares of common stock or in cash, subject to the employees’ right to demand shares.

The ESOP has a loan agreement with the Company whereby $1,237,000 was borrowed for the purpose of purchasing shares of the Company’s common stock.  At December 31, 2012, the loan has 14 remaining annual principal and interest payments of $104,000, all of which are due on the last business day of the respective year.  The loan documents provide that the loan may be repaid over a shorter period, without penalty for prepayments.

The remaining principal balance on the ESOP debt at December 31, 2012, is payable as follows:

Years Ending
December 31,	Amount
(In thousands)

2013	$66
2014	68
2015	71
2016	73
2017	75
Thereafter	800

$1,153

The Bank has committed to make contributions to the ESOP sufficient to support the debt service of the loan.  The loan is secured by the shares purchased, which are held in a suspense account for allocation among the participants as the loan is paid.  Total compensation expenses applicable to the ESOP amounted to $75,000 and $56,000 for the years ended December 31, 2012 and 2011, respectively.

Shares held by the ESOP are as follows:

	At December 31,
	2012	2011

Allocated	51,406	45,507
Committed to be allocated	7,240	5,899
Unallocated	101,367	20,594
Paid out to participants	(9,268)	(9,240)

Total shares held by ESOP	150,745	62,760

Any cash dividends received on allocated shares would be allocated to members and cash dividends received on shares held in suspense would be used to reduce the Bank’s annual contribution to the ESOP.  The fair value of unallocated ESOP shares at December 31, 2012 and 2011 is $1,110,000 and $207,000, respectively. No dividends have been paid to date by the Company.

Share-based compensation plan

In accordance with the Company’s 2009 Equity Incentive Plan, the Company awarded 12,597 stock options and 12,606 shares of restricted stock to eligible participants on February 22, 2012.  The 2009 Plan provides for total awards of 180,035 shares of the Company’s common stock pursuant to grants of restricted stock awards, incentive stock options, non-qualified stock options and stock appreciation rights; provided, however, that shares of stock used to fund stock options greater than 98,000 shares must be obtained through stock repurchases and shares of stock used to fund restricted stock awards greater than 39,200 shares must be obtained through stock repurchases.

The exercise price of each option will be equal to or greater than the market price of the Company’s stock on the date of grant and the maximum term of each option is ten years.  Vesting periods for options and restricted stock granted to directors and officers are three years and five years, respectively, from the date of grant.

The fair value of the stock options granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	2012	2011

Expected dividends	—%	—%
Expected term	6.4 years	6.4 years
Expected volatility	39.00%	35.00%
Risk-free interest rate	1.40%	3.46%

The expected volatility is based on historical volatility.  The risk-free interest rates for periods consistent with the expected term of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected term is determined using the average of the mathematical mean of the vesting period and the full term of the option rather than estimating based on historical experience. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

The following table presents the activity for the 2009 Plan as of and for the years ended December 31, 2012 and 2011:

	Stock Options
	2012		2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

Outstanding at beginning of year	29,884	$9.45	17,283	$9.33
Granted	12,597	$9.58	18,722	$9.55
Forfeited	(1,800)	$9.44	(6,121)	$9.44

Outstanding at end of year	40,681	$9.49	29,884	$9.45

Exercisable at end of year	10,406		3,561

Weighted average fair value of options granted during the year	$3.98		$4.21

Options Outstanding			Options Exercisable
Number	Weighted-Average	Weighted	Number	Weighted
Outstanding	Remaining	Average	Exercisable	Average
as of 12/31/2012	Contractual Life	Exercise Price	as of 12/31/2012	Exercise Price

13,323	7.15 Years	$9.33	6,762	$9.33
14,761	8.15 Years	$9.55	3,644	$9.55
12,597	9.15 Years	9.58	—	$—
40,681	8.13 Years	$9.49	10,406	$9.41

	Non-vested
	Restricted Stock
	2012		2011
	Number of Shares	Weighted Average Grant Date Value	Number of Shares	Weighted Average Grant Date Value

Outstanding at beginning of year	26,322	$8.29	17,283	$7.22
Granted	12,606	$8.68	18,721	$9.02
Forfeited	(1,620)	$8.22	(5,509)	$8.22
Vested	(7,027)	$8.16	(4,173)	$7.22

Outstanding at end of year	30,281	$8.49	26,322	$8.29

As of December 31, 2012, unrecognized share-based compensation expense related to non-vested options amounted to $81,000 and the unrecognized share-based compensation expense related to non-vested restricted stock amounted to $183,000.  Both amounts are expected to be recognized over a weighted average period of 3.1 and 3.0 years, respectively.

For the year ended December 31, 2012, the Company recognized compensation expense for stock options of $35,000 with a related tax benefit of $7,000.  For the year ended December 31, 2012, the Company recognized compensation expense for restricted stock awards of $81,000, with a related tax benefit of $32,000. For the year ended December 31, 2011, the Company recognized compensation expense for stock options of $25,000 with a related tax benefit of $4,000.  For the year ended December 31, 2011, the Company recognized compensation expense for restricted stock awards of $56,000, with a related tax benefit of $22,000.